Capital lease obligations	12 Months Ended
Dec. 31, 2013
Leases, Capital [Abstract]
Capital Leases In Financial Statements Of Lessor Disclosure [Text Block]
17. Capital lease obligations:

The Company leases certain of its equipment under capital leases. Each lease contract generally has a term of four years with a purchase option. No specific restrictions or guarantee provisions are included in the arrangement.

Future payments on capital leases for the years ending December 31 are as follows:
(In thousands of U.S. dollars)	December 31,

2014	91
2015	89
2016	14
Total	194
Less amounts representing interest	(6)
Future payments on capital leases	188
Less current portion	85
Long term portion	103

Interest paid in the years ended December 31, 2011, 2012 and 2013 was approximately $20,000, $14,000 and $9,700 respectively.